Debt - Schedule of Debt (Details) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Debt Instrument [Line Items]
Total corporate debt	$ 1,571.2	$ 1,793.5
Less unamortized issuance costs	(7.5)	(10.2)
Total debt, net	1,563.7	1,783.3
Less current portion	(716.3)	(860.3)
Non-current portion of debt	847.4	923.0
Senior Credit Facilities
Debt Instrument [Line Items]
Total corporate debt		1,793.5	$ 1,259.9
Less unamortized issuance costs		(10.2)	(16.3)
Total debt, net		1,783.3	1,243.6
Less current portion		(860.3)	(41.4)
Non-current portion of debt		923.0	1,202.2
Revolving Credit Facility | Intercompany Revolver
Debt Instrument [Line Items]
Total corporate debt	66.7	0.0
Revolving Credit Facility | LGTV Revolver
Debt Instrument [Line Items]
Total corporate debt	585.0	575.0
Revolving Credit Facility | Senior Credit Facilities
Debt Instrument [Line Items]
Total corporate debt		575.0	0.0
Term Loan A | Senior Credit Facilities
Debt Instrument [Line Items]
Total corporate debt		399.3	428.2
Term Loan B | Senior Credit Facilities
Debt Instrument [Line Items]
Total corporate debt		819.2	$ 831.7
Term Loans | LGTV Term Loan A
Debt Instrument [Line Items]
Total corporate debt	314.4	399.3
Term Loans | LGTV Term Loan B
Debt Instrument [Line Items]
Total corporate debt	$ 605.1	$ 819.2